Drinker Biddle & Reath LLP

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Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

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www.drinkerbiddle.com

November 27, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)

(File Nos. 002-80543 and 811-3605)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 97, and for filing under the Investment Company Act of 1940, as amended, is Amendment No. 120 to the Registration Statement on Form N-1A (the “Amendment”) of the Trust. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to revise the first paragraph of the principal investment strategy section (the “Principal Investment Strategy Section”) of the U.S. Government Select Portfolio (the “Portfolio”). The Amendment is in the form of supplements to the Trust’s currently effective (i) Shares, Service Shares and Premier Shares prospectus and statement of additional information and (ii) Williams Capital Shares prospectus and statement of additional information (together, the “Supplements”). In addition, the financial highlights have been updated and financial statements have been incorporated for the six months ended May 31, 2019, as reflected in the Supplements. Other information will be updated as part of an annual updating amendment filed pursuant to Rule 485(b) under the Securities Act on or about March 31, 2020.

We are requesting that the Staff limits its review of the Amendment to the Principal Investment Strategy Section of the Portfolio, as revised by the Supplements, pursuant to Release No. 33-6510, on the basis that the disclosure contained in the Amendment is not materially different than the disclosure last reviewed by the staff during their review of Post-Effective Amendment No. 93 filed on September 14, 2018, with the exception of the following:

•

The disclosure reflects that the Portfolio will seek to invest at least 50% of its net assets in the following security types that pay interest that generally is exempt from state income taxation: U.S. Treasury bills; U.S. Treasury notes; U.S. Treasury STRIPS; Federal Home Loan Bank (FHLB); Federal Farm Credit Bank (FFCB); and Tennessee Valley Authority. The currently effective disclosure reflects that, under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation.

November 27, 2019

Otherwise, there are no other material changes to the prospectuses or statements of additional information.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1146.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy,

Enclosures

cc:	Jose J. Del Real, Esq.

Kevin P. O’Rourke

Veena K. Jain